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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1.  Schedule of Investments.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2009

	SHARES	VALUE
COMMON STOCKS—99.6%
ADVERTISING—0.2%
Focus Media Holding Ltd.#*	34,000	$375,360

AEROSPACE & DEFENSE—3.6%
BE Aerospace Inc. *	121,200	2,440,968
General Dynamics Corp.	49,477	3,196,215
Goodrich Corp.	15,700	853,138
Lockheed Martin Corp.	31,700	2,475,136
		8,965,457
APPLICATION SOFTWARE—1.5%
Adobe Systems Inc. *	71,400	2,359,056
Nice Systems Ltd. #*	26,200	797,528
Synopsys Inc. *	26,300	589,646
		3,746,230
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Affiliated Managers Group Inc.*	16,100	1,046,661

AUTO PARTS & EQUIPMENT—0.9%
Dana Holding Corp.*	324,300	2,208,483

BIOTECHNOLOGY—4.4%
Alexion Pharmaceuticals Inc. *	7,800	347,412
Amgen Inc. *	55,900	3,366,857
Celgene Corp. *	57,700	3,225,430
Cephalon Inc. *	35,900	2,090,816
Human Genome Sciences Inc. *	87,800	1,652,396
		10,682,911
COAL & CONSUMABLE FUELS—1.4%
Patriot Coal Corp.*	283,800	3,337,488

COMMUNICATIONS EQUIPMENT—5.2%
Alcatel-Lucent #*	131,000	588,190
Brocade Communications Systems Inc. *	600,500	4,719,930
Cisco Systems Inc. *	143,200	3,370,928
Qualcomm Inc.	67,200	3,022,656
Research In Motion Ltd. *	16,900	1,141,595
		12,843,299
COMPUTER HARDWARE—5.5%
Apple Inc. *	46,200	8,564,094
Hewlett-Packard Co.	60,000	2,832,600
International Business Machines Corp.	17,400	2,081,214
		13,477,908
COMPUTER STORAGE & PERIPHERALS—2.8%
EMC Corp. *	162,000	2,760,480
Seagate Technology	266,800	4,058,028
		6,818,508
CONSTRUCTION & ENGINEERING—0.4%
Foster Wheeler AG*	27,700	883,907

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Mastercard Inc.	11,800	2,385,370

DEPARTMENT STORES—0.2%
Kohl’s Corp.*	6,600	376,530

DISTILLERS & VINTNERS—0.2%
Central European Distribution Corp.*	13,900	455,364

DIVERSIFIED CHEMICALS—1.0%
Ashland Inc.	17,700	764,994
FMC Corporation	22,700	1,276,875
Huntsman Corp.	50,700	461,877
		2,503,746
EDUCATION SERVICES—1.1%
ITT Educational Services Inc.*	23,600	2,605,676

ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
AMETEK Inc.	37,700	1,316,107

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—(CONT.)
Cooper Industries PLC, CL. A	36,034	$1,353,797
		2,669,904
FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Monsanto Co.	7,100	549,540
Mosaic Co., /The	32,400	1,557,468
		2,107,008
FOOD RETAIL—0.8%
Kroger Co., /The	90,100	1,859,664

FOREST PRODUCTS—0.3%
Louisiana-Pacific Corp.*	92,800	618,976

GENERAL MERCHANDISE STORES—0.7%
Target Corp.	36,600	1,708,488

HEALTH CARE EQUIPMENT—3.7%
Baxter International Inc.	56,200	3,203,962
Covidien PLC	123,600	5,346,936
Insulet Corp. *	63,400	711,982
		9,262,880
HEALTH CARE FACILITIES—1.1%
Select Medical Holdings Corp. *	211,800	2,132,826
Universal Health Services Inc., Cl. B	8,200	507,826
		2,640,652
HEALTH CARE SERVICES—0.6%
Express Scripts Inc.*	17,600	1,365,408

HEALTH CARE SUPPLIES—1.0%
Inverness Medical Innovations Inc.*	66,000	2,556,180

HOME IMPROVEMENT RETAIL—0.6%
Lowe’s Companies, Inc.	75,400	1,578,876

HOUSEHOLD PRODUCTS—1.0%
Energizer Holdings Inc.*	35,900	2,381,606

HYPERMARKETS & SUPER CENTERS—3.4%
Costco Wholesale Corp.	21,900	1,236,474
Wal-Mart Stores Inc.	149,600	7,343,864
		8,580,338
INDUSTRIAL CONGLOMERATES—1.6%
McDermott International Inc. *	89,900	2,271,773
Tyco International Ltd.	46,800	1,613,664
		3,885,437
INDUSTRIAL MACHINERY—0.3%
SPX Corp.	12,100	741,367

INTEGRATED OIL & GAS—3.0%
Chevron Corp.	103,700	7,303,591

INTERNET RETAIL—1.2%
Expedia Inc.*	129,900	3,111,105

INTERNET SOFTWARE & SERVICES—7.3%
eBay Inc. *	129,283	3,052,372
Google Inc., Cl. A *	9,000	4,462,650
GSI Commerce Inc. *	85,000	1,641,350
IAC/InterActiveCorp. *	80,100	1,617,219
Sina Corp. *	51,800	1,966,328
Yahoo! Inc. *	290,900	5,180,929
		17,920,848
INVESTMENT BANKING & BROKERAGE—1.0%
Lazard Ltd., Cl. A	9,300	384,183
Morgan Stanley	67,700	2,090,576
		2,474,759
LIFE & HEALTH INSURANCE—2.4%
Lincoln National Corp.	60,800	1,575,328

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE & HEALTH INSURANCE—(CONT.)
Prudential Financial Inc.	88,300	$4,407,053
		5,982,381
LIFE SCIENCES TOOLS & SERVICES—1.3%
Life Technologies Corp. *	55,200	2,569,560
Thermo Fisher Scientific Inc. *	15,600	681,252
		3,250,812
MANAGED HEALTH CARE—0.2%
WellPoint Inc.*	12,300	582,528

METAL & GLASS CONTAINERS—1.7%
Owens-Illinois Inc.*	122,000	4,501,800

MOVIES & ENTERTAINMENT—0.5%
Liberty Media Corp., Capital, Cl. A *	200	4,184
Regal Entertainment Group, Cl. A	100,300	1,235,696
		1,239,880
MULTI-LINE INSURANCE—0.7%
Genworth Financial Inc., Cl. A*	153,100	1,829,545

OIL & GAS DRILLING—1.0%
Transocean Ltd.*	27,500	2,352,075

OIL & GAS EQUIPMENT & SERVICES—0.2%
Weatherford International Ltd.*	18,100	375,213

OIL & GAS EXPLORATION & PRODUCTION—3.1%
Chesapeake Energy Corp.	108,000	3,067,200
Nexen Inc.	132,300	2,986,011
Plains Exploration & Production Co. *	65,200	1,803,432
		7,856,643
OIL & GAS REFINING & MARKETING—0.2%
NuStar Energy LP	11,800	611,712

OIL & GAS STORAGE & TRANSPORTATION—0.4%
Magellan Midstream Partners LP	28,525	1,072,540

OTHER DIVERSIFIED FINANCIAL SERVICES—3.4%
Bank of America Corp.	192,000	3,248,640
BM&F Bovespa SA	200,700	1,471,229
JPMorgan Chase & Co.	86,400	3,786,048
		8,505,917
PHARMACEUTICALS—4.0%
Abbott Laboratories	91,400	4,521,558
Allergan Inc.	17,300	981,948
Auxilium Pharmaceuticals Inc. *	28,800	985,248
Mylan Inc. *	40,500	648,405
Pfizer Inc.	165,300	2,735,715
		9,872,874
PROPERTY & CASUALTY INSURANCE—1.0%
Travelers Cos., Inc., /The	48,300	2,377,809

PUBLISHING—0.4%
McGraw-Hill Cos., Inc., /The	34,700	872,358

RAILROADS—0.7%
Burlington Northern Santa Fe Corp.	22,100	1,764,243

RESTAURANTS—1.5%
McDonald’s Corp.	54,400	3,104,608
Yum! Brands Inc.	26,800	904,768
		4,009,376
SEMICONDUCTORS—8.2%
Broadcom Corp., Cl. A *	53,400	1,638,846
Intel Corp.	342,200	6,696,853
Marvell Technology Group Ltd. *	172,100	2,786,299
ON Semiconductor Corp. *	613,500	5,061,375
Skyworks Solutions Inc. *	323,700	4,285,788
		20,469,161

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOFT DRINKS—1.1%
Hansen Natural Corp. *	33,500	$1,230,790
PepsiCo Inc.	24,900	1,460,634
		2,691,424
SPECIALIZED FINANCE—0.4%
NYSE Euronext	31,800	918,702

SPECIALTY CHEMICALS—0.4%
Albemarle Corp.	28,600	989,560

STEEL—1.0%
Cliffs Natural Resources Inc.	74,600	2,414,056

SYSTEMS SOFTWARE—2.7%
Microsoft Corp.	253,600	6,565,704

THRIFTS & MORTGAGE FINANCE—0.3%
TFS Financial Corp.	52,518	624,964

TOBACCO—1.4%
Philip Morris International Inc.	73,700	3,592,138

TRUCKING—1.6%
Hertz Global Holdings Inc.*	373,200	4,041,756

WIRELESS TELECOMMUNICATION SERVICES—0.4%
NII Holdings Inc., Cl. B*	32,600	977,348

TOTAL COMMON STOCKS (Cost $230,359,399)		245,822,504

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—0.2%
TIME DEPOSITS—0.2%
Citibank London, 0.03%, 10/1/09 (Cost $598,940)	598,940	598,940

Total Investments (Cost $230,958,339)(a)	99.8%	246,421,444
Other Assets in Excess of Liabilities	0.2	611,651

NET ASSETS	100.0%	$247,033,095

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $242,585,700 amounted to $3,835,744 which consisted of aggregate gross unrealized appreciation of $24,715,023 and aggregate gross unrealized depreciation of $20,879,279.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2009

	SHARES	VALUE
COMMON STOCKS—99.5%
AEROSPACE & DEFENSE—3.6%
Boeing Co., /The	60,450	$3,273,368
General Dynamics Corp.	53,500	3,456,100
Lockheed Martin Corp.	72,700	5,676,416
		12,405,884
AIR FREIGHT & LOGISTICS—1.0%
United Parcel Service Inc., Cl. B	60,900	3,439,023

APPAREL RETAIL—0.8%
Gap Inc., /The	126,400	2,704,960

ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Invesco Ltd.	75,700	1,722,932

BIOTECHNOLOGY—2.9%
Amgen Inc. *	40,500	2,439,315
Celgene Corp. *	80,000	4,472,000
Gilead Sciences Inc. *	68,500	3,190,730
		10,102,045
COAL & CONSUMABLE FUELS—0.5%
Consol Energy Inc.	38,800	1,750,268

COMMUNICATIONS EQUIPMENT—5.2%
Cisco Systems Inc. *	380,350	8,953,438
Qualcomm Inc.	131,700	5,923,866
Research In Motion Ltd. *	43,200	2,918,160
		17,795,464
COMPUTER & ELECTRONICS RETAIL—1.1%
Best Buy Co., Inc.	64,800	2,431,296
GameStop Corp., Cl. A *	57,400	1,519,378
		3,950,674
COMPUTER HARDWARE—6.9%
Apple Inc. *	61,450	11,390,986
Hewlett-Packard Co.	134,400	6,345,024
International Business Machines Corp.	49,000	5,860,890
		23,596,900
COMPUTER STORAGE & PERIPHERALS—1.1%
EMC Corp.*	221,800	3,779,472

CONSTRUCTION & ENGINEERING—0.5%
Jacobs Engineering Group Inc.*	39,900	1,833,405

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.3%
Caterpillar Inc.	29,800	1,529,634
Deere & Co.	66,100	2,837,012
		4,366,646
DATA PROCESSING & OUTSOURCED SERVICES—3.1%
Affiliated Computer Services Inc., Cl. A *	31,500	1,706,355
Mastercard Inc.	21,500	4,346,225
Visa Inc., Cl. A	43,100	2,978,641
Western Union Co., /The	85,700	1,621,444
		10,652,665
DIVERSIFIED BANKS—0.6%
Wells Fargo & Co.	67,600	1,904,968

DIVERSIFIED CHEMICALS—0.6%
EI Du Pont de Nemours & Co.	65,400	2,101,956

DRUG RETAIL—2.2%
CVS Caremark Corp.	98,900	3,534,686
Walgreen Co.	108,000	4,046,760
		7,581,446
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
First Solar Inc.*	9,700	1,482,742

FERTILIZERS & AGRICULTURAL CHEMICALS—1.8%
Monsanto Co.	45,300	3,506,220
Potash Corporation of Saskatchewan Inc.	28,400	2,565,656
		6,071,876

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FOOD RETAIL—1.0%
Kroger Co., /The	166,400	$3,434,496

FOOTWEAR—1.0%
NIKE Inc., Cl. B	50,800	3,286,760

GENERAL MERCHANDISE STORES—0.8%
Target Corp.	55,300	2,581,404

GOLD—0.7%
Goldcorp Inc.	59,800	2,414,126

HEALTH CARE EQUIPMENT—4.7%
Baxter International Inc.	66,200	3,774,062
Boston Scientific Corp. *	143,300	1,517,547
Covidien PLC	85,400	3,694,404
St. Jude Medical Inc. *	45,900	1,790,559
Stryker Corp.	52,200	2,371,446
Zimmer Holdings Inc. *	53,500	2,859,575
		16,007,593
HEALTH CARE SERVICES—1.0%
Express Scripts Inc.*	44,200	3,429,036

HOME ENTERTAINMENT SOFTWARE—2.2%
Activision Blizzard Inc. *	226,000	2,800,140
Electronic Arts Inc. *	122,600	2,335,530
Nintendo Co., Ltd. #	78,025	2,463,249
		7,598,919
HOME IMPROVEMENT RETAIL—0.8%
Lowe’s Companies, Inc.	139,300	2,916,942

HOTELS RESORTS & CRUISE LINES—1.4%
Carnival Corp.	77,200	2,569,216
Marriott International Inc., Cl. A	75,156	2,073,554
		4,642,770
HOUSEHOLD PRODUCTS—1.6%
Procter & Gamble Co., /The	97,250	5,632,720

HYPERMARKETS & SUPER CENTERS—2.8%
Costco Wholesale Corp.	33,000	1,863,180
Wal-Mart Stores Inc.	160,000	7,854,400
		9,717,580
INDUSTRIAL CONGLOMERATES—1.3%
Tyco International Ltd.	127,100	4,382,408

INTEGRATED OIL & GAS—2.4%
Chevron Corp.	62,300	4,387,789
Exxon Mobil Corp.	57,100	3,917,631
		8,305,420
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
AT&T Inc.	79,100	2,136,491

INTERNET RETAIL—1.1%
Amazon.com Inc.*	41,900	3,911,784

INTERNET SOFTWARE & SERVICES—5.0%
eBay Inc. *	182,000	4,297,020
Google Inc., Cl. A *	16,950	8,404,658
Yahoo! Inc. *	246,600	4,391,946
		17,093,624
INVESTMENT BANKING & BROKERAGE—1.5%
Charles Schwab Corp., /The	97,900	1,874,785
Morgan Stanley	101,700	3,140,496
		5,015,281
IT CONSULTING & OTHER SERVICES—1.0%
Cognizant Technology Solutions Corp., Cl. A*	90,400	3,494,864

LIFE & HEALTH INSURANCE—0.7%
Prudential Financial Inc.	49,200	2,455,572

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—0.9%
Thermo Fisher Scientific Inc.*	68,100	$2,973,927

MANAGED HEALTH CARE—0.5%
UnitedHealth Group Inc.	66,100	1,655,144

MOVIES & ENTERTAINMENT—0.8%
Viacom Inc., Cl. B*	100,400	2,815,216

OIL & GAS DRILLING—0.8%
Transocean Ltd.*	30,600	2,617,218

OIL & GAS EQUIPMENT & SERVICES—0.8%
Schlumberger Ltd.	15,500	923,800
Weatherford International Ltd. *	85,100	1,764,123
		2,687,923
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Anadarko Petroleum Corp.	52,300	3,280,779
Chesapeake Energy Corp.	105,000	2,982,000
Nexen Inc.	112,100	2,530,097
		8,792,876
OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
Bank of America Corp.	94,000	1,590,480
JPMorgan Chase & Co.	105,300	4,614,246
		6,204,726
PACKAGED FOODS & MEATS—1.1%
General Mills Inc.	25,500	1,641,690
Kraft Foods Inc., Cl. A	81,400	2,138,378
		3,780,068
PHARMACEUTICALS—6.7%
Abbott Laboratories	164,600	8,142,762
Allergan Inc.	51,600	2,928,816
Johnson & Johnson	84,300	5,133,027
Pfizer Inc.	208,800	3,455,640
Wyeth	72,300	3,512,334
		23,172,579
PROPERTY & CASUALTY INSURANCE—0.6%
Travelers Cos., Inc., /The	39,700	1,954,431

RAILROADS—1.4%
Burlington Northern Santa Fe Corp.	59,900	4,781,817

RESTAURANTS—2.0%
McDonald’s Corp.	75,700	4,320,199
Starbucks Corp. *	117,700	2,430,505
		6,750,704
SEMICONDUCTORS—3.4%
Broadcom Corp., Cl. A *	107,500	3,299,175
Intel Corp.	289,555	5,666,591
Taiwan Semiconductor Manufacturing Co., Ltd. #	242,506	2,657,866
		11,623,632
SOFT DRINKS—3.3%
Coca-Cola Co., /The	97,800	5,251,860
PepsiCo Inc.	97,700	5,731,082
		10,982,942
SPECIALIZED FINANCE—1.1%
CME Group Inc.	4,660	1,436,165
NYSE Euronext	85,300	2,464,317
		3,900,482
SYSTEMS SOFTWARE—3.3%
Microsoft Corp.	442,311	11,451,432

TOBACCO—2.9%
Altria Group Inc.	204,250	3,637,693

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TOBACCO—(CONT.)
Philip Morris International Inc.	129,950	$6,333,763
		9,971,456

TOTAL COMMON STOCKS (Cost $337,640,092)		341,817,689

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—1.1%
TIME DEPOSITS—1.1%
Citibank London, 0.03%, 10/1/09 (Cost $3,751,395)	3,751,395	3,751,395

Total Investments (Cost $341,391,487)(a)	100.6%	345,569,084
Liabilities in Excess of Other Assets	(0.6)	(1,916,845)

NET ASSETS	100.0%	$343,652,239

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At September 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $346,319,094 amounted to $750,010 which consisted of aggregate gross unrealized appreciation of $35,103,858 and aggregate gross unrealized depreciation of $35,853,868.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2009

	SHARES	VALUE
COMMON STOCKS—98.4%
AEROSPACE & DEFENSE—1.7%
BE Aerospace Inc. *	89,350	$1,799,509
Goodrich Corp.	25,600	1,391,104
		3,190,613
AIR FREIGHT & LOGISTICS—0.5%
Expeditors International of Washington Inc.	25,600	899,840
APPAREL RETAIL—1.3%
Chico’s FAS Inc. *	85,600	1,112,800
J Crew Group Inc. *	36,900	1,321,758
		2,434,558
APPLICATION SOFTWARE—3.5%
Informatica Corp. *	82,700	1,867,366
Pegasystems Inc.	55,100	1,902,603
SolarWinds Inc. *	100,400	2,211,812
TIBCO Software Inc. *	51,700	490,633
		6,472,414
ASSET MANAGEMENT & CUSTODY BANKS—3.2%
Affiliated Managers Group Inc. *	38,900	2,528,889
Cohen & Steers Inc.	53,300	1,279,200
Invesco Ltd.	95,800	2,180,408
		5,988,497
BIOTECHNOLOGY—3.0%
Cephalon Inc. *	20,400	1,188,096
Human Genome Sciences Inc. *	98,500	1,853,770
Metabolix Inc. *	157,900	1,623,212
Vertex Pharmaceuticals Inc. *	25,600	970,240
		5,635,318
CABLE & SATELLITE—0.4%
Sirius XM Radio Inc.*	1,093,100	694,119

CASINOS & GAMING—1.2%
International Game Technology	61,200	1,314,576
Las Vegas Sands Corp. *	50,300	847,052
		2,161,628
COAL & CONSUMABLE FUELS—0.9%
Patriot Coal Corp.*	144,200	1,695,792

COMMUNICATIONS EQUIPMENT—3.7%
Brocade Communications Systems Inc. *	352,600	2,771,436
Research In Motion Ltd. *	27,800	1,877,890
Riverbed Technology Inc. *	22,500	494,100
Starent Networks Corp. *	73,700	1,873,454
		7,016,880
COMPUTER & ELECTRONICS RETAIL—1.4%
GameStop Corp., Cl. A*	95,400	2,525,238

COMPUTER HARDWARE—1.8%
Apple Inc.*	17,800	3,299,586

COMPUTER STORAGE & PERIPHERALS—2.6%
NetApp Inc. *	128,200	3,420,376
Seagate Technology	91,900	1,397,799
		4,818,175
CONSUMER ELECTRONICS—0.6%
Harman International Industries Inc.	30,600	1,036,728

DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Affiliated Computer Services Inc., Cl. A*	44,700	2,421,399

DISTILLERS & VINTNERS—1.0%
Constellation Brands Inc., Cl. A*	121,800	1,845,270

DIVERSIFIED CHEMICALS—0.7%
Huntsman Corp.	150,600	1,371,966

DIVERSIFIED METALS & MINING—0.4%
Thompson Creek Metals Co., Inc.*	60,300	727,821

	SHARES	VALUE
COMMON STOCKS—(CONT.)
EDUCATION SERVICES—1.4%
ITT Educational Services Inc.*	24,400	$2,694,004

ELECTRICAL COMPONENTS & EQUIPMENT—3.8%
AMETEK Inc.	66,300	2,314,533
First Solar Inc. *	18,600	2,843,196
General Cable Corp. *	47,100	1,843,965
		7,001,694
FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Mosaic Co., /The	34,900	1,677,643

FOOD RETAIL—1.1%
Whole Foods Market Inc.*	65,500	1,997,095

FOOTWEAR—0.6%
Iconix Brand Group Inc.*	87,397	1,089,841

GENERAL MERCHANDISE STORES—0.2%
Dollar Tree Inc.*	9,300	452,724

GOLD—1.6%
Yamana Gold Inc.	260,400	2,788,884

HEALTH CARE EQUIPMENT—2.5%
Gen-Probe Inc. *	18,400	762,496
Insulet Corp. *	139,700	1,568,831
Intuitive Surgical Inc. *	3,700	970,325
NuVasive Inc. *	30,600	1,277,856
		4,579,508
HEALTH CARE FACILITIES—3.7%
Select Medical Holdings Corp. *	318,700	3,209,309
Universal Health Services Inc., Cl. B	37,400	2,316,182
VCA Antech Inc. *	52,800	1,419,792
		6,945,283
HEALTH CARE SERVICES—2.2%
Express Scripts Inc. *	36,100	2,800,638
Laboratory Corporation of America Holdings *	19,000	1,248,300
		4,048,938
HEAVY ELECTRICAL EQUIPMENT—0.4%
Vestas Wind Systems A/S*	9,400	678,725

HOME ENTERTAINMENT SOFTWARE—2.9%
Activision Blizzard Inc. *	191,000	2,366,490
Nintendo Co., Ltd. #	98,750	3,117,538
		5,484,028
HOMEBUILDING—0.6%
KB Home	71,300	1,184,293

INDUSTRIAL MACHINERY—1.7%
SPX Corp.	52,200	3,198,294

INTERNET RETAIL—2.8%
Expedia Inc. *	94,600	2,265,669
NetFlix Inc. *	39,500	1,823,715
Shutterfly Inc. *	73,300	1,218,979
		5,308,363
INTERNET SOFTWARE & SERVICES—3.0%
eBay Inc. *	155,500	3,671,355
GSI Commerce Inc. *	48,900	944,259
OpenTable Inc. *	32,700	901,212
		5,516,826
INVESTMENT BANKING & BROKERAGE—1.4%
Lazard Ltd., Cl. A	62,600	2,586,006

IT CONSULTING & OTHER SERVICES—1.8%
Cognizant Technology Solutions Corp., Cl. A*	84,900	3,282,234

LEISURE PRODUCTS—0.4%
Coach Inc.	19,900	655,108

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE & HEALTH INSURANCE—1.3%
Prudential Financial Inc.	48,100	$2,400,671

LIFE SCIENCES TOOLS & SERVICES—2.4%
Charles River Laboratories International Inc. *	75,500	2,791,990
ICON PLC #*	69,100	1,692,259
		4,484,249
MANAGED HEALTH CARE—0.5%
Health Net Inc.*	56,100	863,940

MULTI-LINE INSURANCE—1.1%
Genworth Financial Inc., Cl. A*	177,400	2,119,930

OIL & GAS EQUIPMENT & SERVICES—1.9%
Baker Hughes Inc.	48,000	2,047,680
Smith International Inc.	49,400	1,417,780
		3,465,460
OIL & GAS EXPLORATION & PRODUCTION—3.6%
Concho Resources Inc. *	36,100	1,311,152
Nexen Inc.	109,100	2,462,387
Plains Exploration & Production Co. *	57,200	1,582,152
Quicksilver Resources Inc. *	102,900	1,460,151
		6,815,842
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
BM&F Bovespa SA	255,702	1,874,421

PHARMACEUTICALS—5.2%
Auxilium Pharmaceuticals Inc. *	74,800	2,558,908
Medicis Pharmaceutical Corp., Cl. A	108,300	2,312,205
Mylan Inc. *	99,800	1,597,798
Optimer Pharmaceuticals Inc. *	146,400	1,980,792
Shire PLC #	24,000	1,254,960
		9,704,663
RESEARCH & CONSULTING SERVICES—0.9%
FTI Consulting Inc.*	41,500	1,768,315

RESTAURANTS—2.5%
Cheesecake Factory Inc., /The *	68,200	1,263,064
McCormick & Schmick’s Seafood Restaurants Inc. *	113,600	845,184
PF Chang’s China Bistro Inc. *	25,800	876,426
Starbucks Corp. *	81,800	1,689,170
		4,673,844
SECURITY & ALARM SERVICES—1.0%
Geo Group Inc., /The*	91,900	1,853,623

SEMICONDUCTORS—9.5%
Altera Corp.	37,100	760,921
Atheros Communications Inc. *	69,400	1,841,182
Avago Technologies Ltd. *	84,800	1,447,536
Broadcom Corp., Cl. A *	92,800	2,848,032
Marvell Technology Group Ltd. *	152,700	2,472,213
Mellanox Technologies Ltd. *	81,800	1,340,702
Monolithic Power Systems Inc. *	44,200	1,036,490
Nvidia Corp. *	89,800	1,349,694
ON Semiconductor Corp. *	167,400	1,381,050
Skyworks Solutions Inc. *	252,900	3,348,396
		17,826,216
SOFT DRINKS—0.5%
Hansen Natural Corp.*	27,500	1,010,350

SPECIALIZED FINANCE—1.3%
IntercontinentalExchange Inc. *	18,500	1,798,015
NYSE Euronext	22,300	644,247
		2,442,262
SPECIALIZED REITS—0.8%
Host Hotels & Resorts Inc.	120,400	1,417,108

	SHARES	VALUE
COMMON STOCKS—(CONT.)
STEEL—0.7%
Cliffs Natural Resources Inc.	42,100	$1,362,356

SYSTEMS SOFTWARE—1.1%
Red Hat Inc.*	73,000	2,017,720

THRIFTS & MORTGAGE FINANCE—0.9%
People’s United Financial Inc.	107,300	1,669,588

TOTAL COMMON STOCKS (Cost $171,450,950)		183,175,891

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—1.0%
WIRELESS TELECOMMUNICATION SERVICES—1.0%
SBA Communications Corp., 4.00%, 10/1/14(L2)(a) (Cost $1,680,210)	1,640,000	1,832,700

SHORT-TERM INVESTMENTS—0.4%
TIME DEPOSITS—0.4%
Citibank London, 0.03%, 10/1/09 (Cost $811,839)	811,839	811,839

Total Investments (Cost $173,942,999)(b)	99.8%	185,820,430
Other Assets in Excess of Liabilities	0.2	446,753

NET ASSETS	100.0%	$186,267,183

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.0%, of the net assets of the Fund.

(b)

At September 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $186,386,799 amounted to $566,369 which consisted of aggregate gross unrealized appreciation of $21,056,440 and aggregate gross unrealized depreciation of $21,622,809.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2009

	SHARES	VALUE
COMMON STOCKS—97.2%
ADVERTISING—0.8%
Interpublic Group of Cos., Inc.*	1,425	$10,716

AEROSPACE & DEFENSE—1.0%
BE Aerospace Inc.*	675	13,595

AIRLINES—0.7%
Airtran Holdings Inc.*	1,525	9,531

APPAREL RETAIL—4.2%
Aeropostale Inc. *	335	14,562
American Eagle Outfitters Inc.	570	9,610
AnnTaylor Stores Corp. *	335	5,323
Coldwater Creek Inc. *	1,150	9,430
J Crew Group Inc. *	320	11,462
Urban Outfitters Inc. *	335	10,107
		60,494
APPLICATION SOFTWARE—6.2%
Ansys Inc. *	370	13,864
Concur Technologies Inc. *	280	11,133
Informatica Corp. *	730	16,483
Nice Systems Ltd. #*	450	13,698
Solera Holdings Inc.	465	14,466
Taleo Corp., Cl. A *	745	16,867
		86,511
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Affiliated Managers Group Inc.*	245	15,927

BIOTECHNOLOGY—5.1%
Alexion Pharmaceuticals Inc. *	300	13,362
Allos Therapeutics Inc. *	805	5,836
Cephalon Inc. *	195	11,357
Human Genome Sciences Inc. *	545	10,257
OSI Pharmaceuticals Inc. *	260	9,178
Savient Pharmaceuticals Inc. *	660	10,032
Seattle Genetics Inc. *	475	6,664
United Therapeutics Corp. *	110	5,389
		72,075
BROADCASTING & CABLE TV—0.8%
Discovery Communications Inc.*	365	10,545

CASINOS & GAMING—0.8%
Bally Technologies Inc.*	280	10,744

COMMUNICATIONS EQUIPMENT—2.6%
Brocade Communications Systems Inc. *	1,785	14,029
Polycom Inc. *	385	10,299
Starent Networks Corp. *	475	12,075
		36,403
COMPUTER STORAGE & PERIPHERALS—0.9%
Seagate Technology	800	12,168

CONSTRUCTION & ENGINEERING—1.5%
Aecom Technology Corp. *	375	10,178
URS Corp. *	245	10,694
		20,872
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.4%
Bucyrus International Inc.	170	6,055

DATA PROCESSING & OUTSOURCED SERVICES—3.0%
Affiliated Computer Services Inc., Cl. A *	130	7,042
TeleTech Holdings Inc. *	700	11,942
VeriFone Holdings Inc. *	690	10,964
Wright Express Corp. *	430	12,690
		42,638
DISTILLERS & VINTNERS—0.9%
Central European Distribution Corp.*	375	12,285

DISTRIBUTORS—1.0%
LKQ Corp.*	780	14,461

	SHARES	VALUE
COMMON STOCKS—(CONT.)
EDUCATION SERVICES—1.4%
Corinthian Colleges Inc. *	405	$7,517
ITT Educational Services Inc. *	115	12,696
		20,213
ELECTRIC UTILITIES—1.0%
ITC Holdings Corp.	310	14,090

ELECTRICAL COMPONENTS & EQUIPMENT—3.2%
AMETEK Inc.	370	12,917
Roper Industries Inc.	225	11,471
SunPower Corp., Cl. B *	180	4,541
Woodward Governor Co.	660	16,011
		44,940
ENVIRONMENTAL & FACILITIES SERVICES—1.4%
Tetra Tech Inc. *	215	5,704
Waste Connections Inc. *	485	13,997
		19,701
FOOTWEAR—0.7%
Iconix Brand Group Inc.*	790	9,851

FOREST PRODUCTS—0.4%
Louisiana-Pacific Corp.*	790	5,269

GENERAL MERCHANDISE STORES—0.9%
Dollar Tree Inc.*	250	12,170

HEALTH CARE EQUIPMENT—3.5%
Masimo Corp. *	245	6,419
NuVasive Inc. *	355	14,825
Sirona Dental Systems Inc. *	385	11,454
Thoratec Corp. *	535	16,194
		48,892
HEALTH CARE FACILITIES—2.7%
Community Health Systems Inc. *	430	13,730
Select Medical Holdings Corp. *	1,205	12,134
VCA Antech Inc. *	455	12,235
		38,099
HEALTH CARE SERVICES—0.8%
IPC The Hospitalist Co., Inc.*	365	11,479

HEALTH CARE SUPPLIES—1.2%
Inverness Medical Innovations Inc.*	440	17,041

HOTELS RESORTS & CRUISE LINES—0.8%
Choice Hotels International Inc.	192	5,963
Gaylord Entertainment Co. *	275	5,528
		11,491
HOUSEHOLD PRODUCTS—0.9%
Church & Dwight Co., Inc.	215	12,199

HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	355	14,172

INDUSTRIAL GASES—0.7%
Airgas Inc.	200	9,674

INDUSTRIAL MACHINERY—2.1%
Clarcor Inc.	245	7,683
Pall Corp.	445	14,365
SPX Corp.	120	7,352
		29,400
INTERNET RETAIL—1.4%
Expedia Inc. *	575	13,772
NetFlix Inc. *	125	5,771
		19,543
INTERNET SOFTWARE & SERVICES—2.9%
GSI Commerce Inc. *	920	17,765
OpenTable Inc. *	205	5,650

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
VistaPrint Ltd. *	340	$17,255
		40,670
INVESTMENT BANKING & BROKERAGE—1.4%
Investment Technology Group Inc. *	270	7,538
Lazard Ltd., Cl. A	305	12,600
		20,138
LEISURE FACILITIES—1.0%
Life Time Fitness Inc.*	490	13,745

LIFE & HEALTH INSURANCE—1.1%
Lincoln National Corp.	595	15,416

LIFE SCIENCES TOOLS & SERVICES—3.5%
Bruker Corp. *	720	7,682
ICON PLC #*	580	14,205
Illumina Inc. *	310	13,175
Parexel International Corp. *	1,010	13,726
		48,788
MANAGED HEALTH CARE—0.7%
Amerigroup Corp.*	425	9,422

METAL & GLASS CONTAINERS—0.7%
Silgan Holdings Inc.	195	10,283

MULTI-LINE INSURANCE—1.1%
Genworth Financial Inc., Cl. A*	1,280	15,296

OIL & GAS EQUIPMENT & SERVICES—1.4%
Acergy SA #	995	12,566
Cal Dive International Inc. *	740	7,319
		19,885
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Concho Resources Inc. *	340	12,349
Plains Exploration & Production Co. *	370	10,234
Quicksilver Resources Inc. *	675	9,578
		32,161
OIL & GAS REFINING & MARKETING—0.6%
Sunoco Inc.	290	8,251

PACKAGED FOODS & MEATS—1.5%
Hain Celestial Group Inc. *	560	10,735
Ralcorp Holdings Inc. *	185	10,817
		21,552
PHARMACEUTICALS—4.5%
Auxilium Pharmaceuticals Inc. *	440	15,052
Medicis Pharmaceutical Corp., Cl. A	680	14,518
Mylan Inc. *	880	14,089
Optimer Pharmaceuticals Inc. *	905	12,245
Perrigo Co.	220	7,478
		63,382
RAILROADS—0.7%
Genesee & Wyoming Inc., Cl. A*	335	10,157

REINSURANCE—0.5%
Platinum Underwriters Holdings Ltd.	200	7,168

RESEARCH & CONSULTING SERVICES—2.6%
FTI Consulting Inc. *	285	12,144
ICF International Inc. *	440	13,341
IHS Inc., Cl. A *	215	10,993
		36,478
RESTAURANTS—0.7%
Darden Restaurants Inc.	275	9,386

RETAIL REITS—0.4%
Macerich Co., /The	165	5,004

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SECURITY & ALARM SERVICES—1.0%
Geo Group Inc., /The*	715	$14,422

SEMICONDUCTORS—7.2%
Atheros Communications Inc. *	645	17,111
Avago Technologies Ltd. *	625	10,669
Mellanox Technologies Ltd. *	705	11,555
Microsemi Corp. *	450	7,106
Monolithic Power Systems Inc. *	590	13,836
Netlogic Microsystems Inc. *	305	13,725
ON Semiconductor Corp. *	1,650	13,613
Skyworks Solutions Inc. *	1,180	15,622
		103,237
SPECIALIZED REITS—0.8%
Host Hotels & Resorts Inc.	965	11,358

SPECIALTY CHEMICALS—0.7%
Nalco Holding Co.	490	10,040

STEEL—0.7%
Cliffs Natural Resources Inc.	295	9,546

SYSTEMS SOFTWARE—1.2%
Red Hat Inc.*	620	17,137

THRIFTS & MORTGAGE FINANCE—1.8%
Brookline Bancorp Inc.	755	7,339
Ocwen Financial Corp. *	500	5,660
People’s United Financial Inc.	740	11,515
		24,514
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp.*	585	15,813

TOTAL COMMON STOCKS (Cost $1,299,032)		1,366,493

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—2.2%
TIME DEPOSITS—2.2%
Citibank London, 0.03%, 10/1/09 (Cost $30,744)	30,744	30,744

Total Investments (Cost $1,329,776)(a)	99.4%	1,397,237
Other Assets in Excess of Liabilities	0.6	8,724

NET ASSETS	100.0%	$1,405,961

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,335,557 amounted to $61,680 which consisted of aggregate gross unrealized appreciation of $193,609 and aggregate gross unrealized depreciation of $131,929.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2009

	SHARES	VALUE
COMMON STOCKS—97.9%
AEROSPACE & DEFENSE—2.1%
BE Aerospace Inc. *	192,100	$3,868,894
Esterline Technologies Corp. *	96,150	3,770,042
		7,638,936
AIRLINES—0.7%
Airtran Holdings Inc.*	425,150	2,657,188

APPAREL RETAIL—4.6%
Aeropostale Inc. *	77,100	3,351,536
AnnTaylor Stores Corp. *	159,800	2,539,222
Chico’s FAS Inc. *	230,100	2,991,300
Childrens Place Retail Stores Inc., /The *	82,300	2,465,708
Coldwater Creek Inc. *	293,200	2,404,240
J Crew Group Inc. *	84,000	3,008,880
		16,760,886
APPLICATION SOFTWARE—9.1%
Ansys Inc. *	99,900	3,743,253
Concur Technologies Inc. *	74,500	2,962,120
Informatica Corp. *	188,000	4,245,040
Nice Systems Ltd. #*	115,700	3,521,908
Pegasystems Inc.	143,600	4,958,508
SolarWinds Inc. *	156,600	3,449,898
Solera Holdings Inc.	146,500	4,557,615
Taleo Corp., Cl. A *	181,400	4,106,896
VanceInfo Technologies Inc. #*	128,900	2,505,816
		34,051,054
BIOTECHNOLOGY—4.0%
Allos Therapeutics Inc. *	182,600	1,323,850
Human Genome Sciences Inc. *	167,000	3,142,940
OSI Pharmaceuticals Inc. *	80,000	2,824,000
Savient Pharmaceuticals Inc. *	179,700	2,731,440
Seattle Genetics Inc. *	199,600	2,800,388
United Therapeutics Corp. *	30,400	1,489,296
		14,311,914
CASINOS & GAMING—2.1%
Penn National Gaming Inc. *	135,500	3,747,930
WMS Industries Inc. *	88,100	3,925,736
		7,673,666
COAL & CONSUMABLE FUELS—0.7%
Patriot Coal Corp.*	233,200	2,742,432

COMMUNICATIONS EQUIPMENT—4.0%
Brocade Communications Systems Inc. *	461,900	3,630,534
Ciena Corp. *	94,500	1,538,460
F5 Networks Inc. *	71,500	2,833,545
Polycom Inc. *	105,750	2,828,813
Starent Networks Corp. *	152,000	3,863,840
		14,695,192
COMPUTER STORAGE & PERIPHERALS—0.4%
QLogic Corp.*	84,900	1,460,280

CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	108,300	2,939,262

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Bucyrus International Inc.	53,500	1,905,670

DATA PROCESSING & OUTSOURCED SERVICES—2.9%
TeleTech Holdings Inc. *	212,100	3,618,426
VeriFone Holdings Inc. *	198,900	3,160,521
Wright Express Corp. *	133,300	3,933,683
		10,712,630
DISTILLERS & VINTNERS—0.9%
Central European Distribution Corp.*	103,500	3,390,660

DISTRIBUTORS—1.1%
LKQ Corp.*	222,320	4,121,813

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—0.6%
Huntsman Corp.	240,300	$2,189,133

EDUCATION SERVICES—1.4%
American Public Education Inc. *	92,200	3,203,028
Corinthian Colleges Inc. *	105,200	1,952,512
		5,155,540
ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	90,500	4,113,225

ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
SunPower Corp., Cl. B *	45,900	1,158,057
Woodward Governor Co.	176,600	4,284,316
		5,442,373
ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Tetra Tech Inc. *	71,100	1,886,283
Waste Connections Inc. *	146,500	4,227,990
		6,114,273
FOOTWEAR—0.7%
Iconix Brand Group Inc.*	210,600	2,626,182

FOREST PRODUCTS—0.4%
Louisiana-Pacific Corp.*	216,300	1,442,721

HEALTH CARE DISTRIBUTORS—2.0%
Owens & Minor Inc.	89,400	4,045,350
PharMerica Corp. *	190,400	3,535,728
		7,581,078
HEALTH CARE EQUIPMENT—5.9%
Cyberonics Inc. *	84,400	1,345,336
Insulet Corp. *	225,400	2,531,242
MAKO Surgical Corp. *	202,200	1,771,272
Masimo Corp. *	56,800	1,488,160
NuVasive Inc. *	102,200	4,267,872
Sirona Dental Systems Inc. *	128,700	3,828,825
Thoratec Corp. *	139,600	4,225,692
Wright Medical Group Inc. *	124,598	2,225,320
		21,683,719
HEALTH CARE FACILITIES—0.9%
Select Medical Holdings Corp.*	320,100	3,223,407

HEALTH CARE SERVICES—1.2%
Gentiva Health Services Inc.*	181,000	4,526,810

HEALTH CARE SUPPLIES—1.1%
Inverness Medical Innovations Inc.*	107,400	4,159,602

HEALTH CARE TECHNOLOGY—0.7%
Medidata Solutions Inc.*	167,100	2,531,565

HOMEFURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	134,600	2,722,958

HOTELS RESORTS & CRUISE LINES—2.0%
Choice Hotels International Inc.	85,100	2,643,206
Gaylord Entertainment Co. *	125,000	2,512,500
Interval Leisure Group *	196,400	2,451,072
		7,606,778
HOUSEWARES & SPECIALTIES—1.1%
Tupperware Brands Corp.	103,100	4,115,752

INDUSTRIAL MACHINERY—2.4%
Actuant Corp., Cl. A	168,000	2,698,080
Clarcor Inc.	89,900	2,819,264
RBC Bearings Inc. *	161,500	3,767,794
		9,285,138
INTERNET RETAIL—1.0%
NetFlix Inc. *	29,900	1,380,483
Shutterfly Inc. *	144,265	2,399,127
		3,779,610

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—4.8%
GSI Commerce Inc. *	256,800	$4,958,808
LogMeIn, Inc. *	103,900	1,902,409
OpenTable Inc. *	68,100	1,876,836
SkillSoft PLC #*	472,300	4,534,080
VistaPrint Ltd. *	88,600	4,496,450
		17,768,583
INVESTMENT BANKING & BROKERAGE—1.5%
Investment Technology Group Inc. *	69,800	1,948,816
Lazard Ltd., Cl. A	79,300	3,275,883
		5,224,699
LEISURE FACILITIES—1.0%
Life Time Fitness Inc.*	131,250	3,681,563

LEISURE PRODUCTS—0.2%
Phillips-Van Heusen Corp.	20,600	881,474

LIFE SCIENCES TOOLS & SERVICES—2.7%
Bruker Corp. *	281,600	3,004,672
ICON PLC #*	138,700	3,396,763
Parexel International Corp. *	267,600	3,636,684
		10,038,119
MANAGED HEALTH CARE—0.9%
Amerigroup Corp.*	155,100	3,438,567

MARINE—0.4%
Genco Shipping & Trading Ltd.	63,200	1,313,296

METAL & GLASS CONTAINERS—0.8%
Silgan Holdings Inc.	53,100	2,799,963

OIL & GAS EQUIPMENT & SERVICES—1.4%
Acergy SA #	221,200	2,793,756
Dril-Quip Inc. *	45,595	2,263,336
		5,057,092
OIL & GAS EXPLORATION & PRODUCTION—2.1%
Concho Resources Inc. *	82,330	2,990,225
Mariner Energy Inc. *	191,200	2,711,216
Quicksilver Resources Inc. *	158,400	2,247,696
		7,949,137
PACKAGED FOODS & MEATS—1.8%
Flowers Foods Inc.	148,300	3,898,807
Hain Celestial Group Inc. *	150,550	2,886,044
		6,784,851
PHARMACEUTICALS—3.4%
Auxilium Pharmaceuticals Inc. *	134,500	4,601,245
Medicis Pharmaceutical Corp., Cl. A	187,400	4,000,990
Optimer Pharmaceuticals Inc. *	307,200	4,156,416
		12,758,651
RAILROADS—0.7%
Genesee & Wyoming Inc., Cl. A*	91,400	2,771,248

REGIONAL BANKS—1.1%
Boston Private Financial Holdings Inc.	231,300	1,505,763
Columbia Banking System Inc.	89,000	1,472,950
Western Alliance Bancorp *	202,400	1,277,144
		4,255,857
REINSURANCE—0.5%
Platinum Underwriters Holdings Ltd.	52,600	1,885,184

RESEARCH & CONSULTING SERVICES—1.5%
FTI Consulting Inc. *	81,050	3,453,541
Resources Connection Inc. *	115,600	1,972,136
		5,425,677
RESTAURANTS—1.0%
Cheesecake Factory Inc., /The *	117,100	2,168,692

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
McCormick & Schmick’s Seafood Restaurants Inc. *	218,750	$1,627,500
		3,796,192
SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	196,800	3,969,456

SEMICONDUCTORS—6.9%
Atheros Communications Inc. *	167,000	4,430,510
Mellanox Technologies Ltd. *	189,373	3,103,823
Microsemi Corp. *	166,100	2,622,719
Monolithic Power Systems Inc. *	154,100	3,613,645
Netlogic Microsystems Inc. *	95,200	4,284,000
ON Semiconductor Corp. *	401,700	3,314,025
Skyworks Solutions Inc. *	312,000	4,130,880
		25,499,602
SPECIALTY CHEMICALS—0.7%
Nalco Holding Co.	134,100	2,747,709

THRIFTS & MORTGAGE FINANCE—1.3%
Brookline Bancorp Inc.	268,100	2,605,932
Ocwen Financial Corp. *	200,400	2,268,528
		4,874,460
WIRELESS TELECOMMUNICATION SERVICES—1.9%
SBA Communications Corp. *	152,650	4,126,130
Syniverse Holdings Inc. *	175,100	3,064,250
		7,190,380

TOTAL COMMON STOCKS (Cost $340,414,078)		363,473,207

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—1.9%
TIME DEPOSITS—1.9%
Citibank London, 0.03%, 10/1/09 (Cost $7,185,259)	7,185,259	7,185,259

Total Investments (Cost $347,599,337)(a)	99.8%	370,658,466
Other Assets in Excess of Liabilities	0.2	915,204

NET ASSETS	100.0%	$371,573,670

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $348,239,442 amounted to $22,419,024 which consisted of aggregate gross unrealized appreciation of $52,120,503 and aggregate gross unrealized depreciation of $29,701,479.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2009

	SHARES	VALUE
COMMON STOCKS—97.9%
AEROSPACE & DEFENSE—3.5%
Boeing Co., /The	7,200	$389,880
General Dynamics Corp.	5,700	368,220
Lockheed Martin Corp.	5,700	445,055
		1,203,155
AIR FREIGHT & LOGISTICS—1.5%
FedEx Corp.	3,300	248,226
United Parcel Service Inc., Cl. B	4,550	256,939
		505,165
ALUMINUM—0.5%
Alcoa Inc.	13,100	171,872

ASSET MANAGEMENT & CUSTODY BANKS—1.3%
AllianceBernstein Holding LP	7,250	197,780
Legg Mason Inc.	8,250	255,998
		453,778
BIOTECHNOLOGY—1.8%
Celgene Corp. *	5,100	285,090
Cephalon Inc. *	1,450	84,448
Gilead Sciences Inc. *	5,050	235,229
		604,767
CABLE & SATELLITE—1.2%
Comcast Corp., Cl. A	9,700	155,976
Scripps Networks Interactive Inc.	6,350	234,633
		390,609
COMMUNICATIONS EQUIPMENT—2.1%
Cisco Systems Inc. *	22,480	529,179
Qualcomm Inc.	4,250	191,165
		720,344
COMPUTER HARDWARE—5.2%
Apple Inc. *	2,000	370,740
Dell Inc. *	12,000	183,120
Hewlett-Packard Co.	13,150	620,811
International Business Machines Corp.	4,500	538,245
		1,712,916
COMPUTER STORAGE & PERIPHERALS—0.8%
Seagate Technology	18,400	279,864

CONSTRUCTION & ENGINEERING—0.9%
Aecom Technology Corp. *	3,300	89,562
Fluor Corp.	4,500	228,825
		318,387
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Caterpillar Inc.	3,250	166,823

DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Mastercard Inc.	500	101,075

DIVERSIFIED BANKS—1.0%
Wells Fargo & Co.	11,450	322,661

DIVERSIFIED CHEMICALS—1.2%
Dow Chemical Co., /The	6,200	161,634
EI Du Pont de Nemours & Co.	7,050	226,587
		388,221
DRUG RETAIL—1.0%
CVS Caremark Corp.	9,250	330,595

ELECTRIC UTILITIES—1.4%
Entergy Corp.	1,950	155,727
Exelon Corp.	6,400	317,568
		473,295
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
General Cable Corp.*	3,900	152,685

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
IESI-BFC Ltd.*	12,125	156,978

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Monsanto Co.	2,050	$158,670

FOOD RETAIL—0.4%
Kroger Co., /The	7,000	144,480

FOOTWEAR—0.4%
NIKE Inc., Cl. B	1,900	122,930

GENERAL MERCHANDISE STORES—0.4%
Dollar Tree Inc.*	2,450	119,266

GOLD—0.9%
Goldcorp Inc.	4,850	195,795
Yamana Gold Inc.	10,700	114,597
		310,392
HEALTH CARE DISTRIBUTORS—0.5%
Cardinal Health Inc.	6,350	170,180

HEALTH CARE EQUIPMENT—3.1%
Baxter International Inc.	2,950	168,180
Boston Scientific Corp. *	14,500	153,555
Covidien PLC	2,000	86,520
Medtronic Inc.	4,600	169,280
St. Jude Medical Inc. *	7,250	282,822
Zimmer Holdings Inc. *	3,350	179,057
		1,039,414
HEALTH CARE FACILITIES—0.9%
Select Medical Holdings Corp.*	29,000	292,030

HEALTH CARE SERVICES—0.4%
Quest Diagnostics Inc.	2,850	148,742

HOME ENTERTAINMENT SOFTWARE—1.4%
Nintendo Co., Ltd. #	6,500	205,205
Take-Two Interactive Software Inc. *	23,950	268,480
		473,685
HOME IMPROVEMENT RETAIL—1.2%
Lowe’s Companies, Inc.	19,950	417,753

HOMEBUILDING—0.9%
Toll Brothers Inc.*	15,550	303,847

HOTELS RESORTS & CRUISE LINES—0.7%
Carnival Corp.	2,800	93,184
Choice Hotels International Inc.	4,450	138,217
		231,401
HOUSEHOLD PRODUCTS—1.6%
Procter & Gamble Co., /The	9,366	542,479

HYPERMARKETS & SUPER CENTERS—2.1%
Wal-Mart Stores Inc.	14,450	709,351

INDUSTRIAL CONGLOMERATES—2.0%
General Electric Co.	19,900	326,758
McDermott International Inc. *	6,200	156,674
Tyco International Ltd.	6,450	222,396
		705,828
INSURANCE BROKERS—0.4%
Willis Group Holdings Ltd.	4,650	131,223

INTEGRATED OIL & GAS—6.1%
Chevron Corp.	8,550	602,176
ConocoPhillips	5,500	248,380
Exxon Mobil Corp.	13,550	929,665
Hess Corp.	5,650	302,049
		2,082,270
INTEGRATED TELECOMMUNICATION SERVICES—3.6%
AT&T Inc.	36,450	984,514
Frontier Communications Corp.	16,250	122,525

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTEGRATED TELECOMMUNICATION SERVICES—(CONT.)
Verizon Communications Inc.	4,150	$125,621
		1,232,660
INTERNET SOFTWARE & SERVICES—4.1%
eBay Inc. *	14,800	349,428
Google Inc., Cl. A *	700	347,095
IAC/InterActiveCorp. *	17,025	343,735
Limelight Networks Inc. *	24,550	99,673
Yahoo! Inc. *	14,245	253,703
		1,393,634
INVESTMENT BANKING & BROKERAGE—1.9%
Charles Schwab Corp., /The	13,150	251,823
Morgan Stanley	12,400	382,911
		634,734
LEISURE PRODUCTS—0.5%
Coach Inc.	5,350	176,122

LIFE & HEALTH INSURANCE—1.0%
MetLife Inc.	2,300	87,561
Prudential Financial Inc.	5,100	254,541
		342,102
MANAGED HEALTH CARE—0.7%
UnitedHealth Group Inc.	10,100	252,904

METAL & GLASS CONTAINERS—0.3%
Owens-Illinois Inc.*	2,850	105,165

MOVIES & ENTERTAINMENT—2.4%
Regal Entertainment Group, Cl. A	12,800	157,696
Viacom Inc., Cl. B *	10,600	297,224
World Wrestling Entertainment Inc.	27,950	391,579
		846,499
OFFICE REITS—0.5%
Digital Realty Trust Inc.	3,650	166,842

OIL & GAS DRILLING—1.4%
Diamond Offshore Drilling Inc.	2,150	205,368
Transocean Ltd. *	3,217	275,150
		480,518
OIL & GAS EQUIPMENT & SERVICES—1.8%
Baker Hughes Inc.	10,450	445,797
Schlumberger Ltd.	2,450	146,020
		591,817
OIL & GAS EXPLORATION & PRODUCTION—2.4%
Anadarko Petroleum Corp.	5,500	345,015
Chesapeake Energy Corp.	6,800	193,120
Nexen Inc.	2,950	66,582
Plains Exploration & Production Co. *	7,350	203,301
		808,018
OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
Bank of America Corp.	9,900	167,508
JPMorgan Chase & Co.	12,650	554,322
		721,830
PACKAGED FOODS & MEATS—1.7%
General Mills Inc.	2,600	167,388
Kraft Foods Inc., Cl. A	15,767	414,199
		581,587
PHARMACEUTICALS—6.3%
Abbott Laboratories	13,500	667,844
Johnson & Johnson	9,350	569,322
Merck & Co., Inc.	8,150	257,785
Pfizer Inc.	38,400	635,519
		2,130,470

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PROPERTY & CASUALTY INSURANCE—0.5%
Travelers Cos., Inc., /The	3,450	$169,844

REGIONAL BANKS—0.2%
Regions Financial Corp.	13,400	83,214

RESEARCH & CONSULTING SERVICES—0.5%
FTI Consulting Inc.*	3,850	164,049

RESTAURANTS—2.2%
Burger King Holdings Inc.	7,950	139,841
McDonald’s Corp.	6,300	359,541
Starbucks Corp. *	11,800	243,670
		743,052
SEMICONDUCTORS—1.8%
Avago Technologies Ltd. *	4,700	80,229
Intel Corp.	11,600	227,012
Maxim Integrated Products Inc.	10,600	192,284
Taiwan Semiconductor Manufacturing Co., Ltd. #	9,347	102,443
		601,968
SOFT DRINKS—4.4%
Coca-Cola Co., /The	11,000	590,700
Hansen Natural Corp. *	7,000	257,180
PepsiCo Inc.	10,450	612,996
		1,460,876
SPECIALIZED FINANCE—0.6%
CME Group Inc.	636	196,009

SPECIALIZED REITS—1.0%
Host Hotels & Resorts Inc.	28,500	335,445

SYSTEMS SOFTWARE—3.3%
Microsoft Corp.	43,100	1,115,859

THRIFTS & MORTGAGE FINANCE—0.4%
People’s United Financial Inc.	9,750	151,710

TOBACCO—2.6%
Altria Group Inc.	24,650	439,016
Philip Morris International Inc.	9,000	438,660
		877,676
TRUCKING—0.5%
Hertz Global Holdings Inc.*	14,600	158,118

TOTAL COMMON STOCKS (Cost $36,360,392)		33,079,853

CONVERTIBLE PREFERRED STOCK—0.5%
DIVERSIFIED METALS & MINING—0.5%
Freeport-McMoRan Copper & Gold Inc., 6.75%, 5/1/2010*,(L2)(a) (Cost $201,773)	1,747	179,068

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—1.2%
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Janus Capital Group Inc., 3.25%, 7/15/14(L2)	150,000	188,813

SEMICONDUCTORS—0.6%
Intel Corp., 3.25%, 8/1/39(L2)(b)	200,000	214,750

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $350,000)		403,563

Total Investments (Cost $36,912,165)(c)	99.6%	33,662,484
Other Assets in Excess of Liabilities	0.4	150,098

NET ASSETS	100.0%	$33,812,582

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.6%, of the net assets of the Fund.

(c)

At September 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $37,052,769 amounted to $3,390,285 which consisted of aggregate gross unrealized appreciation of $2,653,608 and aggregate gross unrealized depreciation of $6,043,893.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2009

	SHARES	VALUE
COMMON STOCKS—56.6%
AEROSPACE & DEFENSE—2.5%
BE Aerospace Inc. *	20,000	$402,800
Boeing Co., /The	13,600	736,440
General Dynamics Corp.	11,600	749,360
ITT Corp.	6,600	344,190
Lockheed Martin Corp.	12,000	936,960
		3,169,750
AIR FREIGHT & LOGISTICS—0.6%
FedEx Corp.	3,300	248,226
United Parcel Service Inc., Cl. B	10,200	575,994
		824,220
APPLICATION SOFTWARE—0.1%
Intuit Inc.*	6,500	185,250

ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Invesco Ltd.	9,600	218,496
Legg Mason Inc.	17,800	552,334
		770,830
BIOTECHNOLOGY—0.9%
Celgene Corp. *	11,000	614,900
Cephalon Inc. *	2,800	163,072
Gilead Sciences Inc. *	8,300	386,614
		1,164,586
CABLE & SATELLITE—0.7%
Comcast Corp., Cl. A	21,100	339,288
Scripps Networks Interactive Inc.	13,300	491,435
		830,723
CASINOS & GAMING—0.2%
International Game Technology	14,600	313,608

COAL & CONSUMABLE FUELS—0.2%
Peabody Energy Corp.	8,100	301,482

COMMUNICATIONS EQUIPMENT—2.1%
Cisco Systems Inc. *	66,600	1,567,764
Qualcomm Inc.	12,100	544,258
Research In Motion Ltd. *	7,500	506,625
		2,618,647
COMPUTER HARDWARE—4.0%
Apple Inc. *	11,800	2,187,365
Dell Inc. *	25,300	386,078
Hewlett-Packard Co.	27,800	1,312,438
International Business Machines Corp.	9,400	1,124,334
		5,010,215
COMPUTER STORAGE & PERIPHERALS—0.8%
EMC Corp. *	45,800	780,432
NetApp Inc. *	7,300	194,764
		975,196
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp. *	7,100	192,694
Fluor Corp.	8,400	427,140
Foster Wheeler AG *	7,800	248,898
		868,732
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Caterpillar Inc.	6,700	343,911
Deere & Co.	6,700	287,564
Joy Global Inc.	3,900	190,866
		822,341
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Mastercard Inc.	2,600	525,590

DIVERSIFIED BANKS—0.5%
Wells Fargo & Co.	21,900	617,142

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—0.4%
EI Du Pont de Nemours & Co.	14,300	$459,602

DRUG RETAIL—1.2%
CVS Caremark Corp.	19,600	700,504
Walgreen Co.	22,000	824,340
		1,524,844
ENVIRONMENTAL & FACILITIES SERVICES—0.1%
IESI-BFC Ltd.*	14,400	186,048

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Monsanto Co.	6,100	472,140
Potash Corporation of Saskatchewan Inc.	2,000	180,680
		652,820
FOOD RETAIL—0.4%
Kroger Co., /The	25,000	516,000

FOOTWEAR—0.5%
NIKE Inc., Cl. B	9,500	614,650

GENERAL MERCHANDISE STORES—0.3%
Target Corp.	8,900	415,452

GOLD—0.5%
Goldcorp Inc.	6,300	254,331
Yamana Gold Inc.	30,200	323,442
		577,773
HEALTH CARE EQUIPMENT—1.9%
Beckman Coulter Inc.	5,200	358,488
Boston Scientific Corp. *	31,000	328,290
Covidien PLC	4,500	194,670
Hologic Inc. *	14,900	243,466
Medtronic Inc.	9,200	338,560
St. Jude Medical Inc. *	14,800	577,348
Zimmer Holdings Inc. *	7,200	384,840
		2,425,662
HEALTH CARE FACILITIES—0.5%
Select Medical Holdings Corp.*	61,900	623,333

HEALTH CARE SERVICES—0.2%
Quest Diagnostics Inc.	5,500	287,045

HEALTH CARE SUPPLIES—0.4%
Inverness Medical Innovations Inc.*	13,800	534,474

HOME ENTERTAINMENT SOFTWARE—1.1%
Electronic Arts Inc. *	13,900	264,795
Nintendo Co., Ltd. #	13,700	432,509
Take-Two Interactive Software Inc. *	50,600	567,226
UBISOFT Entertainment *	9,900	187,253
		1,451,783
HOMEBUILDING—0.5%
Toll Brothers Inc.*	33,200	648,728

HOTELS RESORTS & CRUISE LINES—0.1%
Carnival Corp.	4,800	159,744

HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	19,900	1,152,608

HYPERMARKETS & SUPER CENTERS—1.4%
Costco Wholesale Corp.	5,600	316,176
Wal-Mart Stores Inc.	29,600	1,453,064
		1,769,240
INDUSTRIAL CONGLOMERATES—1.3%
3M Co.	8,800	649,440
General Electric Co.	22,100	362,882
McDermott International Inc. *	14,600	368,942
Tyco International Ltd.	8,400	289,632
		1,670,896

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL GASES—0.2%
Praxair Inc.	3,000	$245,070

INSURANCE BROKERS—0.2%
Willis Group Holdings Ltd.	7,500	211,650

INTEGRATED OIL & GAS—2.3%
Chevron Corp.	7,900	556,397
Exxon Mobil Corp.	18,000	1,234,980
Hess Corp.	12,100	646,866
Petroleo Brasileiro SA #	12,700	582,930
		3,021,173
INTEGRATED TELECOMMUNICATION SERVICES—0.5%
AT&T Inc.	25,900	699,559

INTERNET RETAIL—0.7%
Amazon.com Inc. *	3,500	326,760
Expedia Inc. *	24,900	596,355
		923,115
INTERNET SOFTWARE & SERVICES—2.8%
eBay Inc. *	34,750	820,448
Google Inc., Cl. A *	2,200	1,090,869
IAC/InterActiveCorp. *	36,350	733,907
Yahoo! Inc. *	41,600	740,896
		3,386,120
INVESTMENT BANKING & BROKERAGE—0.9%
Charles Schwab Corp., /The	24,100	461,515
Morgan Stanley	21,200	654,656
		1,116,171
IT CONSULTING & OTHER SERVICES—0.5%
Cognizant Technology Solutions Corp., Cl. A*	18,000	695,880

LEISURE PRODUCTS—0.3%
Coach Inc.	11,400	375,288

LIFE & HEALTH INSURANCE—0.4%
Prudential Financial Inc.	10,100	504,091

LIFE SCIENCES TOOLS & SERVICES—0.5%
Thermo Fisher Scientific Inc.*	13,600	593,912

MANAGED HEALTH CARE—0.6%
Aetna Inc.	7,700	214,291
UnitedHealth Group Inc.	21,800	545,872
		760,163
METAL & GLASS CONTAINERS—0.3%
Owens-Illinois Inc.*	9,200	339,480

MOVIES & ENTERTAINMENT—0.6%
Regal Entertainment Group, Cl. A	13,700	168,784
Viacom Inc., Cl. B *	23,400	656,136
		824,920
OFFICE REITS—0.3%
Digital Realty Trust Inc.	7,800	356,538

OIL & GAS DRILLING—0.5%
Transocean Ltd.*	7,283	622,915

OIL & GAS EQUIPMENT & SERVICES—1.1%
Baker Hughes Inc.	10,800	460,728
Cameron International Corp. *	14,700	555,954
Schlumberger Ltd.	3,300	196,680
Smith International Inc.	6,000	172,200
		1,385,562
OIL & GAS EXPLORATION & PRODUCTION—1.6%
Anadarko Petroleum Corp.	11,700	733,941
Chesapeake Energy Corp.	23,400	664,560
Nexen Inc.	6,200	139,934
Plains Exploration & Production Co. *	15,800	437,028
		1,975,463

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	21,300	$360,396
JPMorgan Chase & Co.	24,700	1,082,354
		1,442,750
PACKAGED FOODS & MEATS—0.5%
Kraft Foods Inc., Cl. A	23,700	622,599

PHARMACEUTICALS—3.7%
Abbott Laboratories	23,500	1,162,545
Johnson & Johnson	13,900	846,371
Merck & Co., Inc.	14,600	461,798
Mylan Inc. *	33,800	541,138
Pfizer Inc.	44,500	736,475
Shire PLC #	8,500	444,465
Wyeth	8,200	398,356
		4,591,148
PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos., Inc., /The	7,800	383,994

RAILROADS—0.3%
Burlington Northern Santa Fe Corp.	4,500	359,235

REGIONAL BANKS—0.1%
Regions Financial Corp.	28,600	177,606

RESEARCH & CONSULTING SERVICES—0.3%
FTI Consulting Inc.*	8,300	353,663

RESTAURANTS—1.2%
Cheesecake Factory Inc., /The *	23,800	440,776
McDonald’s Corp.	7,800	445,146
Starbucks Corp. *	25,800	532,770
		1,418,692
SEMICONDUCTOR EQUIPMENT—0.3%
Lam Research Corp.*	11,300	386,008

SEMICONDUCTORS—1.1%
Avago Technologies Ltd. *	10,000	170,700
Intel Corp.	49,500	968,715
Skyworks Solutions Inc. *	16,500	218,460
		1,357,875
SOFT DRINKS—2.3%
Coca-Cola Co., /The	20,400	1,095,480
Hansen Natural Corp. *	16,000	587,840
PepsiCo Inc.	20,100	1,179,066
		2,862,386
SPECIALIZED FINANCE—0.7%
CME Group Inc.	1,328	409,276
Hong Kong Exchanges and Clearing Ltd.	18,400	333,572
NYSE Euronext	4,500	130,005
		872,853
SPECIALIZED REITS—0.2%
Host Hotels & Resorts Inc.	17,000	200,090

SYSTEMS SOFTWARE—1.7%
Microsoft Corp.	85,050	2,201,945

TOBACCO—1.3%
Altria Group Inc.	37,600	669,656
Philip Morris International Inc.	20,700	1,008,918
		1,678,574
TRUCKING—0.3%
Hertz Global Holdings Inc.*	31,300	338,979

TOTAL COMMON STOCKS (Cost $77,034,251)		71,954,481

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—24.8%
—0.5%
Union Planters Corp., 4.38%, 12/1/10(L2)	$650,000	$646,881

ALUMINUM—0.3%
Alcoa Inc., 5.55%, 2/1/17(L2)	350,000	340,263

CABLE & SATELLITE—1.6%
Cablevision Systems Corp., 8.63%, 9/15/17(L2)(a)	650,000	674,374
Comcast Corp., 5.70%, 7/1/19(L2)	625,000	661,616
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.75%, 10/1/14(L2)(a)	650,000	651,625
		1,987,615
CASINOS & GAMING—0.6%
MGM Mirage Inc., 10.38%, 5/15/14(L2)(a)	650,000	697,125
Scientific Games Corp., 7.88%, 6/15/16(L2)(a)	100,000	99,250
		796,375
COMMUNICATIONS EQUIPMENT—0.3%
Cisco Systems Inc., 4.95%, 2/15/19(L2)	350,000	368,604

COMPUTER HARDWARE—0.5%
Hewlett-Packard Co., 6.13%, 3/1/14(L2)	600,000	676,158

CONSTRUCTION MATERIALS—0.2%
Owens Corning, 9.00%, 6/15/19(L2)	250,000	268,941

CONSUMER FINANCE—1.8%
American Express Credit Corp., 7.30%, 8/20/13(L2)	600,000	665,961
Capital One Bank USA NA, 8.80%, 7/15/19(L2)	1,400,000	1,621,084
		2,287,045
DIVERSIFIED METALS & MINING—0.3%
Anglo American Capital PLC, 9.38%, 4/8/14(L2)(a)	350,000	408,132

ELECTRIC UTILITIES—0.5%
Florida Power Corp., 5.80%, 9/15/17(L2)	600,000	664,947

ELECTRONIC EQUIPMENT MANUFACTURERS—0.3%
Agilent Technologies Inc., 5.50%, 9/14/15(L2)	350,000	360,476

FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Potash Corporation of Saskatchewan Inc., 5.25%, 5/15/14(L2)	275,000	297,815

FOOD RETAIL—0.2%
Kroger Co., /The, 3.90%, 10/1/15(L2)	250,000	252,322

HOMEBUILDING—0.5%
Lennar Corp., 12.25%, 6/1/17(L2)	650,000	637,857

INDUSTRIAL CONGLOMERATES—2.7%
GE Capital Commercial Mortgage Corp., 6.59%, 8/11/33(L2)	1,000,000	1,064,888
General Electric Capital Corp., 4.80%, 5/1/13(L2)	1,000,000	1,038,935
L-3 Communications Corp., 5.20%, 10/15/19(L2)(a)	650,000	650,630
Tyco International Finance SA, 4.13%, 10/15/14(L2)	350,000	348,786
Tyco International Finance SA, 8.50%, 1/15/19(L2)	320,000	390,715
		3,493,954
INTEGRATED OIL & GAS—0.5%
BP Capital Markets PLC, 5.25%, 11/7/13(L2)	600,000	657,866

INTEGRATED TELECOMMUNICATION SERVICES—0.5%
Cellco Partnership / Verizon Wireless Capital LLC, 7.38%, 11/15/13(L2)(a)	600,000	689,639

INTERNET RETAIL—0.6%
Expedia Inc., 7.46%, 8/15/18(L2)	675,000	718,875

INVESTMENT BANKING & BROKERAGE—1.7%
Goldman Sachs Group Inc., /The, 3.25%, 6/15/12(L2)	600,000	626,583
Goldman Sachs Group Inc., /The, 7.50%, 2/15/19(L2)	600,000	687,352
Jefferies Group Inc., 8.50%, 7/15/19(L2)	750,000	795,101
		2,109,036
LIFE & HEALTH INSURANCE—0.3%
Lincoln National Corp., 8.75%, 7/1/19(L2)	350,000	405,483

MANAGED HEALTH CARE—0.4%
Cigna Corp., 5.38%, 3/15/17(L2)	500,000	476,542

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
METAL & GLASS CONTAINERS—0.2%
Ball Corp., 7.13%, 9/1/16(L2)	$250,000	$256,250

MOVIES & ENTERTAINMENT—0.1%
Time Warner Cable Inc., 8.25%, 2/14/14(L2)	125,000	145,801

MULTI-UTILITIES—0.5%
CenterPoint Energy Transition Bond Co., LLC, 4.97%, 8/1/14(L2)	564,435	594,421

OFFICE ELECTRONICS—0.2%
Xerox Corp., 8.25%, 5/15/14(L2)	250,000	284,449

OIL & GAS EQUIPMENT & SERVICES—0.3%
Weatherford International Ltd., 9.63%, 3/1/19(L2)	350,000	438,858

OIL & GAS EXPLORATION & PRODUCTION—0.4%
Devon Energy Corp., 6.30%, 1/15/19(L2)	350,000	386,836
PetroHawk Energy Corp., 7.88%, 6/1/15(L2)	150,000	148,500
		535,336
OIL & GAS STORAGE & TRANSPORTATION—1.2%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16(L2)	653,000	659,530
Spectra Energy Capital LLC, 5.65%, 3/1/20(L2)	350,000	359,535
Williams Cos Inc., /The, 8.75%, 1/15/20(L2)	350,000	403,080
		1,422,145
OTHER DIVERSIFIED FINANCIAL SERVICES—1.9%
Citigroup Inc., 8.50%, 5/22/19(L2)	600,000	678,442
JPMorgan Chase & Co., 7.90%, 12/30/49(L2)	1,000,000	963,098
Nissan Auto Receivables Owner Trust, 3.20%, 2/15/13(L2)	650,000	669,252
		2,310,792
PACKAGED FOODS & MEATS—0.4%
General Mills Inc., 5.65%, 2/15/19(L2)	300,000	325,505
Kraft Foods Inc., 6.75%, 2/19/14(L2)	125,000	139,585
		465,090
PHARMACEUTICALS—1.3%
AstraZeneca PLC, 5.40%, 6/1/14(L2)	600,000	663,896
Roche Holdings Inc., 5.00%, 3/1/14(L2)(a)	600,000	649,289
Watson Pharmaceuticals Inc., 5.00%, 8/15/14(L2)	350,000	359,166
		1,672,351
PROPERTY & CASUALTY INSURANCE—0.8%
Liberty Mutual Group Inc., 7.80%, 3/15/37(L2)(a)	1,350,000	1,046,250

SEMICONDUCTORS—0.3%
Analog Devices Inc., 5.00%, 7/1/14(L2)	350,000	368,115

SOFT DRINKS—0.5%
Coco-Cola Co., /The, 4.88%, 3/15/19(L2)	700,000	740,145

THRIFTS & MORTGAGE FINANCE—0.6%
Countrywide Financial Corp., 6.25%, 5/15/16(L2)	775,000	777,265

TRADING COMPANIES & DISTRIBUTORS—0.4%
GATX Corp., 4.75%, 10/1/12(L2)	500,000	503,386

WIRELESS TELECOMMUNICATION SERVICES—1.2%
American Tower Trust, 5.96%, 4/15/37(L3)(a)	1,500,000	1,455,073

TOTAL CORPORATE BONDS (Cost $29,666,062)		31,560,553

CONVERTIBLE CORPORATE BONDS—3.3%
GOLD—0.6%
AngloGold Ashanti Holdings Finance PLC, 3.50%, 5/22/14(L2)(a)	650,000	736,938

MULTI-UTILITIES—0.5%
CMS Energy Corp., 5.50%, 6/15/29(L2)	500,000	574,375

OIL & GAS EXPLORATION & PRODUCTION—0.9%
Chesapeake Energy Corp., 2.75%, 11/15/35(L2)	800,000	812,999
Quicksilver Resources Inc., 1.88%, 11/1/24(L2)	350,000	398,125
		1,211,124

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)
PHARMACEUTICALS—0.3%
King Pharmaceuticals Inc., 1.25%, 4/1/26(L2)	$500,000	$431,875

SEMICONDUCTORS—0.7%
Intel Corp., 3.25%, 8/1/39(L2)(a)	850,000	912,688

WIRELESS TELECOMMUNICATION SERVICES—0.3%
SBA Communications Corp., 4.00%, 10/1/14(L2)(a)	350,000	391,125

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,871,366)		4,258,125

U.S. GOVERNMENT & AGENCY OBLIGATIONS—14.4% (b)
Fannie Mae Pool,
5.00%, 4/01/18 (L2)	707,010	750,949
Fannie Mae REMICS,
5.50%, 10/25/20 (L2)	1,350,000	1,386,250
6.00%, 4/25/35 (L2)	1,800,000	1,950,760
Federal Home Loan Banks,
5.38%, 6/08/12 (L2)	200,000	219,334
Federal National Mortgage Association,
5.00%, 2/13/17 (L2)	1,400,000	1,550,151
Freddie Mac REMICS,
5.50%, 7/15/10 (L2)	12,099	12,100
6.00%, 8/15/29 (L2)	1,880,000	1,984,362
5.00%, 4/15/31 (L2)	1,040,000	1,100,484
5.00%, 12/15/32 (L2)	1,650,000	1,711,916
Government National Mortgage Association,
5.00%, 5/16/29 (L2)	820,115	844,659
United States Treasury Note/Bond,
5.00%, 8/15/11 (L2)	1,285,000	1,384,839
1.13%, 1/15/12 (L2)	1,400,000	1,400,439
1.50%, 12/31/13 (L2)	1,400,000	1,371,236
4.50%, 2/15/16 (L2)	640,000	706,350
4.75%, 8/15/17 (L2)	640,000	713,350
3.50%, 2/15/18 (L2)	150,000	153,246
5.25%, 11/15/28 (L2)	1,000,000	1,161,251

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $17,724,305)		18,401,676

SHORT-TERM INVESTMENTS—0.5%
TIME DEPOSITS—0.5%
Citibank London, 0.03%, 10/1/09 (Cost $672,260)	672,260	672,260

Total Investments (Cost $128,968,244)(c)	99.6%	126,847,095
Other Assets in Excess of Liabilities	0.4	523,899

NET ASSETS	100.0%	$127,370,994

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 7.1%, of the net assets of the Fund.

(b)	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
(c)

At September 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $129,261,962 amounted to $2,414,867 which consisted of aggregate gross unrealized appreciation of $9,553,520 and aggregate gross unrealized depreciation of $11,968,387.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (formerly The Alger American Fund) (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: the Capital Appreciation Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, SMid Cap Growth Portfolio, Small Cap Growth Portfolio, Growth & Income Portfolio, and Balanced Portfolio (collectively the “Portfolios” and individually “Portfolio”). The Capital Appreciation Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, SMid Cap Growth Portfolio and Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Growth & Income Portfolio’s primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class I-2 and Class S shares except for the Growth & Income Portfolio and SMid Cap Growth Portfolio which only offer Class I-2 shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Portfolios are generally valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally traded in the over-the-counter market.  Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

The investments of short-term securities held by the Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

Financial Accounting Standards Board Accounting Standards Codification 820 - Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

THE ALGER PORTFOLIOS  |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

(b) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options written for the six months ended June 30, 2009.

The Portfolios may also purchase put and call options. Purchasing call and put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments.  The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolios’ investments carried at fair value:

THE ALGER PORTFOLIOS  |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

DESCRIPTION	Alger SMid Cap Growth Portfolio	Alger Growth & Income Portfolio	Alger Capital Appreciation Portfolio	Alger Balanced Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio
INVESTMENTS IN SECURITIES
LEVEL ONE:
COMMON STOCKS
Consumer Discretionary	217,531	3,351,479	18,086,132	6,524,920	33,561,214	24,910,448	62,922,414
Consumer Staples	46,036	4,647,044	19,560,534	10,126,251	51,100,708	4,852,715	10,175,511
Energy	60,297	3,962,623	22,909,262	7,306,595	24,153,705	11,977,094	15,748,661
Financials	114,821	3,709,392	23,760,738	6,653,715	23,158,392	20,498,483	16,240,200
Health Care	309,178	4,638,507	40,214,245	10,980,323	57,340,324	36,261,899	84,253,432
Industrials	205,151	3,531,188	22,952,071	8,593,864	32,691,925	18,591,104	49,462,517
Information Technology	338,764	6,399,345	84,227,028	18,794,509	107,086,972	58,155,478	104,187,341
Materials	44,812	1,134,320	13,135,146	2,274,745	10,587,958	7,928,670	9,179,526
Telecommunication Services	15,813	1,232,660	977,348	699,559	2,136,491	—	7,190,380
Utilities	14,090	473,295	—	—	—	—	4,113,225
TOTAL COMMON STOCKS	1,366,493	33,079,853	245,822,504	71,954,481	341,817,689	183,175,891	363,473,207
SHORT-TERM INVESTMENTS
Cash and Net Other Assets	30,744	—	598,940	672,260	3,751,395	811,839	7,185,259
TOTAL LEVEL ONE	1,397,237	33,079,853	246,421,444	72,626,741	345,569,084	183,987,730	370,658,466
LEVEL TWO:
CONVERTIBLE CORPORATE BONDS
Energy	—	—	—	1,211,124	—	—	—
Financials	—	188,813	—	—	—	—	—
Health Care	—	—	—	431,875	—	—	—
Information Technology	—	214,750	—	912,688	—	—	—
Materials	—	—	—	736,938	—	—	—
Telecommunication Services	—	—	—	391,125	—	1,832,700	—
Utilities	—	—	—	574,375	—	—	—
TOTAL CONVERTIBLE CORPORATE BONDS	—	403,563	—	4,258,125	—	1,832,700	—
CONVERTIBLE PREFERRED STOCK
Materials	—	179,068	—	—	—	—	—
CORPORATE BONDS
	—	—	—	1,297,511	—	—	—
Consumer Discretionary	—	—	—	4,286,523	—	—	—
Consumer Staples	—	—	—	1,457,557	—	—	—
Energy	—	—	—	3,054,205	—	—	—
Financials	—	—	—	8,935,871	—	—	—
Health Care	—	—	—	2,148,893	—	—	—
Industrials	—	—	—	3,346,710	—	—	—
Information Technology	—	—	—	2,057,802	—	—	—
Materials	—	—	—	1,571,401	—	—	—
Telecommunication Services	—	—	—	689,639	—	—	—
Utilities	—	—	—	1,259,368	—	—	—
TOTAL CORPORATE BONDS	—	—	—	30,105,480	—	—	—
U.S. AGENCY OBLIGATIONS
U.S. Government & Agency	—	—	—	11,510,965	—	—	—
U.S. GOVERNMENTS
U.S. Government & Agency	—	—	—	6,890,711	—	—	—
TOTAL LEVEL TWO	—	582,631	—	52,765,281	—	1,832,700	—
LEVEL THREE:
CORPORATE BONDS
Telecommunication Services	—	—	—	1,455,073	—	—	—
TOTAL LEVEL THREE	—	—	—	1,455,073	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,397,237	$33,662,484	$246,421,444	$126,847,095	$345,569,084	$185,820,430	$370,658,466

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Balanced Portfolio	Trading Securities
Opening balance at January 1, 2009	$—
Net realized and unrealized gain (loss) on investments, foreign currency and options
Purchases, issuances, and settlements
Transfers in and/ or out of level 3	1,455,073
Closing balance at September 30, 2009	1,455,073
The amount of net realized and unrealized gain (loss) on investments, foreign currency and options for the period attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2009	$(38,904)

THE ALGER PORTFOLIOS  |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Portfolios may invest in the following derivative instruments:

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Portfolios may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Portfolios purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Portfolios will segregate assets to cover its obligations under option contracts.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: November 30, 2009

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: November 30, 2009